Reserves (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Paid losses related to:
Balance at the end of the period, gross of reinsurance	$ 1,717,938	$ 1,679,730
Group Term Life
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	189,522	192,607	205,989
Less: Reinsurance ceded and other	(2,296)	(2,612)	(3,109)
Balance at the beginning of the period, net of reinsurance	187,226	189,995	202,880
Incurred losses related to:
Current year	119,725	116,735	121,051
Prior year's interest	7,187	7,388	7,575
Prior year(s)	(14,875)	(12,207)	(25,441)
Total incurred losses	112,037	111,916	103,185
Paid losses related to:
Current year	74,687	72,794	76,377
Prior year(s)	39,322	41,891	39,693
Total paid losses	114,009	114,685	116,070
Balance at the end of the period, net of reinsurance	185,254	187,226	189,995
Plus: Reinsurance ceded and other	3,265	2,296	2,612
Balance at the end of the period, gross of reinsurance	188,519	189,522	192,607
Group Disability
Changes in Company's product lines with the most significant claims and benefits payable balances
Balance at the beginning of the period, gross of reinsurance	1,198,416	1,229,425	1,288,470
Less: Reinsurance ceded and other	(34,642)	(33,494)	(32,709)
Balance at the beginning of the period, net of reinsurance	1,163,774	1,195,931	1,255,761
Incurred losses related to:
Current year	278,082	275,567	280,183
Prior year's interest	50,610	53,255	54,696
Prior year(s)	(34,238)	(29,995)	(56,891)
Total incurred losses	294,454	298,827	277,988
Paid losses related to:
Current year	78,411	68,769	67,069
Prior year(s)	248,166	262,215	270,749
Total paid losses	326,577	330,984	337,818
Balance at the end of the period, net of reinsurance	1,131,651	1,163,774	1,195,931
Plus: Reinsurance ceded and other	37,284	34,642	33,494
Balance at the end of the period, gross of reinsurance	$ 1,168,935	$ 1,198,416	$ 1,229,425